Current financial debt and derivative financial instruments	12 Months Ended
Dec. 31, 2019
Disclosure of current financial debt and derivative instruments [abstract]
Current financial debt and derivative financial instruments
21. Current financial debt and derivative financial instruments
(USD millions)	2019	2018

Interest-bearing accounts of associates payable on demand [1]	1 836	1 778

Bank and other financial debt [2]	719	701

Commercial paper	2 289	3 951

Current portion of non-current financial debt	2 002	3 190

Fair value of derivative financial instruments	185	58

Total current financial debt and derivative financial instruments	7 031	9 678

[1] Weighted average interest rate 0.5% (2018: 0.5%)
[2] Weighted average interest rate 12.9% (2018: 9.6%)
The consolidated balance sheet amounts of current financial debt, other than the current portion of non-current financial debt, approximate the estimated fair value due to the short-term nature of these instruments.
Details on commercial papers and short term borrowings are provided under “Liquidity risk” in Note 29.